SUPPLEMENT DATED DECEMBER 17, 2007
TO

PROSPECTUS DATED DECEMBER 14, 2007
FOR SUN EXECUTIVE VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUSES DATED MAY 1, 2007
FOR FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE INSURANCE,
FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE, AND
FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT D

This supplement contains information about the MFS/ Sun Life Series Trust.

On or about January 1, 2008, the name of the MFS/ Sun Life Series Trust will be changed to MFS Variable Insurance Trust II.

In addition, all of the funds under this Series Trust will be renamed by removing the reference to Sun Life and replacing the word "Series" with "Portfolio."

Please retain this supplement with your prospectus for future reference.

        SLNY VUL 12/07